TAX RECEIVABLE AGREEMENTS (Details) (USD $)							1 Months Ended
	Jun. 30, 2012	Mar. 21, 2012 Vantiv Holding item	Jun. 30, 2012 Pre-IPO investors	Mar. 21, 2012 Pre-IPO investors	Jun. 30, 2012 Fifth Third	Mar. 21, 2012 Fifth Third	Mar. 31, 2012 Fifth Third Vantiv Holding	Jun. 30, 2012 Advent	Mar. 21, 2012 Advent	Jun. 30, 2012 JPDN	Mar. 21, 2012 JPDN
Tax receivable agreement
Number of tax receivable agreements executed		4
Payments to pre-IPO investors as percentage of cash saving in income tax		85.00%		85.00%		85.00%			85.00%		85.00%
Purchase of shares in subsidiary by the entity							2,086,064
Purchase price for purchase of shares in subsidiary by the entity							$ 33,500,000
Obligation under tax receivable agreement	333,000,000		135,000,000		11,100,000			185,200,000		1,700,000
Deferred tax assets attributable to exchange of units of subsidiary					$ 7,000,000					$ 1,000,000